CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 886,812	$ 129,814
Short term deposits	0	10,000
Accounts receivable - net of allowance for doubtful accounts of $249, and $264 as of December 31, 2021 and 2020, respectively	8,509	3,911
Prepaid expenses and other current assets	18,172	3,898
Total current assets	913,493	147,623
Property and equipment, net	19,599	7,178
Other long-term assets	100	2,619
Total assets	933,192	157,420
CURRENT LIABILITIES:
Accounts payable	23,612	25,734
Accrued expenses and other current liabilities	70,135	22,967
Deferred revenue	134,438	70,719
Revolving credit facility	0	21,016
Total current liabilities	228,185	140,436
Other long-term liabilities	1,612	1,045
Total liabilities	229,797	141,481
COMMITMENTS AND CONTINGENCIES (NOTE 8)
CONVERTIBLE PREFERRED SHARES:
Preferred shares, no par value – Authorized: no shares as of December 31, 2021 and27,056,939 shares as of December 31, 2 2020; Issued and outstanding: no shares as ofDecember 31, 2021 and 26,440,239 as of December 31, 2020;	0	233,496
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares, no par value – Authorized: 99,999,999 and 52,943,061shares as of December 31, 2021 and 2020, respectively; Issued and Outstanding: 44,924,038 and 12,354,471 as of December 31, 2021 and 2020 respectively	0	0
Founders shares, no par value: Authorized: 1 share as of December 31, 2021, and no sharesas of December 31, 2020. Issued and outstanding: 1 share as of December 31, 2021 and noshares as of December 31, 2020	0	0
Other comprehensive income	594	0
Additional paid-in capital	1,148,461	98,809
Accumulated deficit	(445,660)	(316,366)
Total shareholders’ equity (deficit)	703,395	(217,557)
Total liabilities, convertible preferred shares, and shareholders’ equity (deficit)	$ 933,192	$ 157,420